Filed Pursuant to Rule 497(e)

1933 Act File No. 33-29180 and

1940 Act File No. 811-05823

Domini Impact Investments LLC

532 Broadway, 9th Floor

New York, New York 10012

June 16, 2017

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	Domini Investment Trust (the “Trust”) on behalf of Domini Impact Equity Fund, Domini Impact International Equity Fund and Domini Impact Bond Fund (the “Funds”)

  (File Nos. 33-29180 and 811-05823)

Ladies and Gentlemen:

On behalf of the Trust, transmitted for filing pursuant to Rule 497 under the Securities Act of 1933, as amended, are exhibits containing interactive data format risk/return summary information for the Funds.

The interactive data files included as exhibits to this filing relate to the prospectus supplement filed with the Securities and Exchange Commission on June 15, 2017, filed on behalf of the Funds pursuant to Rule 497(e) (Accession No. 0001193125-17-204323) (the “Supplement”) and mirror the risk/return summary information provided in the Supplement.

If you have any questions or comments, please call me at 212-217-1114.

Sincerely,

/s/ Megan L. Dunphy

Megan L. Dunphy
General Counsel

INDEX TO EXHIBITS

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

EX – 101.INS	XBRL Instance Document
EX – 101.SCH	XBRL Taxonomy Extension Schema Document
EX – 101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX – 101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX – 101.LAB	XBRL Taxonomy Labels Linkbase
EX – 101.PRE	XBRL Taxonomy Presentation Linkbase